UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005 Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	James B. Stack
Title:	President
Phone:	406-862-8000



Signature, Place, and Date of Signing:
James B. Stack, Whitefish, Montana, November 8, 2005

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $144,859

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------   ------  ------  ------
ABBOTT LABS                    COM                002824100      2424   57170 SH       SOLE                 49360            7810
AFLAC INC                      COM                001055102      4273   94319 SH       SOLE                 76454           17865
ALLTEL CORP                    COM                020039103      2999   46055 SH       SOLE                 39855            6200
APACHE CORP                    COM                037411105      4992   66370 SH       SOLE                 53415           12955
GALLAGHER ARTHUR J & CO        COM                363576109      2353   81685 SH       SOLE                 70995           10690
AUTOMATIC DATA PROCESSING IN   COM                053015103      3781   87847 SH       SOLE                 71257           16590
BCE INC                        COM                05534B109      2971  108275 SH       SOLE                 93590           14685
BIOMET INC                     COM                090613100      3501  100875 SH       SOLE                 81185           19690
BP PLC                         SPONSORED ADR      055622104       287    4050 SH       SOLE                  4050
BRISTOL MYERS SQUIBB CO        COM                110122108      2377   98795 SH       SOLE                 86290           12505
BURLINGTON RES INC             COM                122014103      3730   45865 SH       SOLE                 39775            6090
CHOICEPOINT INC                COM                170388102      4142   95940 SH       SOLE                 78060           17880
CONOCOPHILLIPS                 COM                20825C104      3420   48917 SH       SOLE                 42057            6860
DENTSPLY INTL INC NEW          COM                249030107      4026   74526 SH       SOLE                 60416           14110
DEVON ENERGY CORP NEW          COM                25179M103      5831   84945 SH       SOLE                 69205           15740
DIAGEO P L C                   SPON ADR NEW       25243Q205      2649   45670 SH       SOLE                 40190            5480
ENCANA CORP                    COM                292505104      6128  105086 SH       SOLE                 84560           20526
EQUITABLE RES INC              COM                294549100      7684  196722 SH       SOLE                163582           33140
EXELON CORP                    COM                30161N101       321    6000 SH       SOLE                  6000
JOHNSON & JOHNSON              COM                478160104       290    4582 SH       SOLE                  4582
KINDER MORGAN INC KANS         COM                49455P101      3288   34190 SH       SOLE                 29510            4680
LABORATORY CORP AMER HLDGS     COM NEW            50540R409      4059   83325 SH       SOLE                 67130           16195
LIMITED BRANDS INC             COM                532716107      2357  115358 SH       SOLE                 99458           15900
LIZ CLAIBORNE INC              COM                539320101      3818   97091 SH       SOLE                 77991           19100
LOCKHEED MARTIN CORP           COM                539830109       220    3600 SH       SOLE                  3600
MENTOR CORP MINN               COM                587188103       330    5990 SH       SOLE                  5990
ISHARES INC                    MSCI JAPAN         464286848      9538  782450 SH       SOLE                655660          126790
MYLAN LABS INC                 COM                628530107      3700  192100 SH       SOLE                157915           34185
NEWMONT MINING CORP            COM                651639106      9686  205332 SH       SOLE                171117           34215
PEPSICO INC                    COM                713448108      4315   76090 SH       SOLE                 62120           13970
PFIZER INC                     COM                717081103      1851   74126 SH       SOLE                 63976           10150
POSCO                          SPONSORED ADR      693483109      3177   56175 SH       SOLE                 48395            7780
RENAL CARE GROUP INC           COM                759930100      5062  106981 SH       SOLE                 84440           22541
ROYAL DUTCH PETE CO            NY REG EUR .56     780257804       263    4000 SH       SOLE                  4000
STANLEY WKS                    COM                854616109      2768   59290 SH       SOLE                 50765            8525
TELEFLEX INC                   COM                879369106      8615  122195 SH       SOLE                101570           20625
SOUTHERN CO                    COM                842587107      2716   75956 SH       SOLE                 66061            9895
WALGREEN CO                    COM                931422109      4160   95745 SH       SOLE                 76890           18855
WASTE MGMT INC DEL             COM                94106L109      2499   87344 SH       SOLE                 75834           11510
WATERS CORP                    COM                941848103      4262  102455 SH       SOLE                 82605           19850